UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03450

Name of Fund: BlackRock Focus Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Value Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Focus Value Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Above-Average Yield — 10.4%
Industrial Conglomerates — 2.7%
Tyco International Ltd.	105,050	$3,858,486

Metals & Mining — 2.2%
Alcoa, Inc.	266,300	3,224,893

Pharmaceuticals — 2.6%
Merck & Co, Inc.	100,600	3,703,086

Specialty Retail — 2.9%
Limited Brands, Inc.	152,800	4,091,984

Total Above-Average Yield		14,878,449

Below-Average Price/Earnings Ratio — 2.2%
Oil, Gas & Consumable Fuels — 2.2%
Devon Energy Corp.	49,700	3,217,578

Total Below-Average Price/Earnings Ratio		3,217,578

Discount to Assets — 5.2%
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	104,700	3,412,173

Hotels, Restaurants & Leisure — 2.8%
Carnival Corp.	107,400	4,103,754

Total Discount to Assets		7,515,927

Earnings Turnaround — 29.4%
Aerospace & Defense — 3.1%
Honeywell International, Inc.	99,500	4,372,030

Capital Markets — 2.5%
Morgan Stanley	146,600	3,618,088

Commercial Banks — 2.8%
Wells Fargo & Co.	156,700	3,937,871

Diversified Financial Services — 2.5%
Bank of America Corp.	276,500	3,624,915

Energy Equipment & Services — 2.8%
Halliburton Co.	121,100	4,004,777

Food Products — 2.3%
Unilever NV - ADR	110,500	3,301,740

Industrial Conglomerates — 2.0%
General Electric Co.	177,900	2,890,875

Insurance — 0.9%
Hartford Financial Services Group, Inc.	57,200	1,312,740

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels — 2.7%
Peabody Energy Corp.	80,000	$3,920,800

Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	120,300	3,261,333

Semiconductors & Semiconductor Equipment — 5.5%
Intel Corp.	173,500	3,336,405
LSI Corp. (a)	754,300	3,439,608
Micron Technology, Inc. (a)	160,100	1,154,321

		7,930,334

Total Earnings Turnaround		42,175,503

Financial Restructuring — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
Legacy Holdings, Inc. (a)	1,500	5

Total Financial Restructuring		5

Low Price-to-Book Value — 2.3%
Metals & Mining — 2.3%
United States Steel Corp. (b)	75,200	3,296,768

Total Low Price-to-Book Value		3,296,768

Operational Restructuring — 9.5%
Aerospace & Defense — 1.8%
Raytheon Co.	57,700	2,637,467

Chemicals — 2.6%
E.I. du Pont de Nemours & Co.	81,800	3,649,916

Diversified Financial Services — 2.8%
JPMorgan Chase & Co.	106,500	4,054,455

Household Products — 2.3%
Kimberly-Clark Corp.	50,800	3,304,540

Total Operational Restructuring		13,646,378

Price-to-Book Value — 7.8%
Diversified Financial Services — 3.0%
Citigroup, Inc. (a)	1,114,600	4,346,940

Semiconductors & Semiconductor Equipment — 4.8%
Lam Research Corp. (a)	95,000	3,975,750
Novellus Systems, Inc. (a)	109,700	2,915,826

		6,891,576

Total Price-to-Book Value		11,238,516

Price-to-Cash Flow — 4.6%
Media — 2.6%
Comcast Corp., Special Class A	216,400	3,680,964
			\

Portfolio Abbreviations

ADR	American Depositary Receipts

BLACKROCK FOCUS VALUE FUND, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Focus Value Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Wireless Telecommunication Services — 2.0%
Sprint Nextel Corp. (a)	627,500	$2,905,325

Total Price-to-Cash Flow		6,586,289

Price-to-Earnings Per Share — 21.7%
Biotechnology — 1.5%
Amgen, Inc. (a)	39,400	2,171,334

Energy Equipment & Services — 4.4%
Ensco International Plc - ADR (b)	82,000	3,667,860
Weatherford International Ltd. (a)	152,500	2,607,750

		6,275,610

Insurance — 8.2%
ACE Ltd.	67,100	3,908,575
MetLife, Inc. (b)	106,200	4,083,390
The Travelers Cos., Inc.	72,700	3,787,670

		11,779,635

Media — 5.2%
CBS Corp., Class B	278,000	4,409,080
Time Warner, Inc.	97,100	2,976,115

		7,385,195

Oil, Gas & Consumable Fuels — 2.4%
Occidental Petroleum Corp.	43,900	3,437,370

Total Price-to-Earnings Per Share		31,049,144

Special Situations — 5.9%
Capital Markets — 3.0%
Invesco Ltd.	203,700	4,324,551

IT Services — 2.9%
International Business Machines Corp.	30,800	4,131,512

Total Special Situations		8,456,063

Total Long-Term Investments (Cost – $120,407,002) – 99.0%		142,060,620

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.23% (c)(d)	1,702,639	1,702,639

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.36% (c)(d)(e)	$10,190	10,189,500

Total Short-Term Securities (Cost – $11,892,139) – 8.3%		11,892,139

		Value

Total Investments (Cost – $132,299,141*) – 107.3%		$153,952,759
Liabilities in Excess of Other Assets – (7.3)%		(10,533,966)

Net Assets – 100.0%		$143,418,793

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$134,298,534

Gross unrealized appreciation	$23,631,838
Gross unrealized depreciation	(3,977,613)

Net unrealized appreciation	$19,654,225

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held/ Beneficial Interest at June 30, 2010	Net Activity	Shares Held/ Beneficial Interest at September 30, 2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	1,199,007	503,632	1,702,639	$434
BlackRock Liquidity Series, LLC Money Market Series	$1,960,000	$8,229,500	$10,189,500	$2,141

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK FOCUS VALUE FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Focus Value Fund, Inc.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FOCUS VALUE FUND, INC.	SEPTEMBER 30, 2010	3

Schedule of Investments (concluded)	BlackRock Focus Value Fund, Inc.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:[1]
Aerospace & Defense	$7,009,497	—	—	$7,009,497
Biotechnology	2,171,334	—	—	2,171,334
Capital Markets	7,942,639	—	—	7,942,639
Chemicals	3,649,916	—	—	3,649,916
Commercial Banks	3,937,871	—	—	3,937,871
Diversified Financial Services	12,026,310	—	—	12,026,310
Diversified Telecommunication Services	3,412,173	—	—	3,412,173
Energy & Equipment & Services	10,280,387	—	—	10,280,387
Food Products	3,301,740	—	—	3,301,740
Hotels, Restaurants & Leisure	4,103,754	—	—	4,103,754
Household Products	3,304,540	—	—	3,304,540
IT Services	4,131,512	—	—	4,131,512
Industrial Conglomerates	6,749,361	—	—	6,749,361
Insurance	13,092,375	—	—	13,092,375
Media	11,066,159	—	—	11,066,159
Metals & Mining	6,521,661	—	—	6,521,661
Oil, Gas & Consumable Fuels	10,575,748	—	—	10,575,748
Pharmaceuticals	6,964,419	—	—	6,964,419
Semiconductors & Semiconductor Equipment	14,821,915	—	—	14,821,915
Specialty Retail	4,091,984	—	—	4,091,984
Wireless Telecommunication Services	2,905,325	—	—	2,905,325
Short-Term Securities	1,702,639	$10,189,500	—	11,892,139

Total	$143,763,259	$10,189,500	—	$153,952,759

1          See above Schedule of Investments for values in each industry.

4	BLACKROCK FOCUS VALUE FUND, INC.	SEPTEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Focus Value Fund, Inc.

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Value Fund, Inc.

Date: November 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Value Fund, Inc.

Date: November 22, 2010